Borrowings - Long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Borrowings [Abstract]
Debt issued by the Company		¥ 3,465,010	¥ 4,243,445
Debt issued by subsidiaries—guaranteed by the Company	[1]	6,568,898	5,156,514
Debt issued by subsidiaries—not guaranteed by the Company	[1]	3,339,770	3,052,156
Total		¥ 13,373,678	¥ 12,452,115

[1]	Includes trading balances of secured borrowings.